Balances and Transactions with Related Parties (Details) - Schedule of related party balances ₪ in Thousands, $ in Thousands	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Key management personnel of entity or parent [member]
Balances and Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Other payables	₪ 415	$ 120	₪ 687
Total	415	120	687
Other related parties [member]
Balances and Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Other payables	108	31	848
Total	₪ 108	$ 31	₪ 848